Finance Expense	12 Months Ended
Dec. 31, 2025
Finance Expense [Abstract]
Finance Expense

Note 16 — Finance Expense

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Interest expenses	493	216
Bank fees	29	10
Revaluation of financial liabilities measured at fair value	125	6,149
Exchange rate differences	181	23
	828	6,398